Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions
Related party transactions

16.Related party transactions

The table below sets forth the major related party and the relationship with the Group as of June 30, 2020:

Company Name	Relationship with the Group
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)	Significant influence held by Samantha Du’s (Director, Chairwoman and Chief Executive Officer of the Company) immediate family

For the six months ended June 30, 2019 and 2020, the Group incurred $62 (unaudited) and $184 research and development expense with MEDx (Suzhou) Translational Medicine Co., Ltd. for drug research and development services, respectively. All of the transactions are carried out with normal business terms and are on arms’ length basis.